Share Capital and Employee Compensation Plans - Options Outstanding and Exercisable (Details)	12 Months Ended
	Dec. 31, 2017 CAD ($) shares month	Dec. 31, 2016 CAD ($) shares	Dec. 31, 2015 CAD ($) shares
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average exercise price of share options granted in share-based payment arrangement	$ 18.64	$ 23.61
Number Outstanding at Year End (shares) | shares	936,123	1,310,864	1,552,923
Weighted Average Remaining Contractual Life (months) | month	43.64
Weighted Average Exercise Price (CAD$ per share)	$ 16.56	$ 16.81	$ 15.98
Number Exercisable at Year End (shares) | shares	821,328
Weighted Average Exercise Price (CAD$ per share)	$ 16.13
$9.76 - $11.57 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number Outstanding at Year End (shares) | shares	340,305
Weighted Average Remaining Contractual Life (months) | month	55.63
Weighted Average Exercise Price (CAD$ per share)	$ 10.03
Number Exercisable at Year End (shares) | shares	340,305
Weighted Average Exercise Price (CAD$ per share)	$ 10.03
$9.76 - $11.57 [member] | Bottom of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options	9.76
$9.76 - $11.57 [member] | Top of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options	$ 11.57
$11.58 - $17.01 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number Outstanding at Year End (shares) | shares	99,742
Weighted Average Remaining Contractual Life (months) | month	50.99
Weighted Average Exercise Price (CAD$ per share)	$ 11.81
Number Exercisable at Year End (shares) | shares	99,742
Weighted Average Exercise Price (CAD$ per share)	$ 11.81
$11.58 - $17.01 [member] | Bottom of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options	11.58
$11.58 - $17.01 [member] | Top of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options	$ 17.01
$17.02 - $18.53 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number Outstanding at Year End (shares) | shares	124,188
Weighted Average Remaining Contractual Life (months) | month	26.42
Weighted Average Exercise Price (CAD$ per share)	$ 18.38
Number Exercisable at Year End (shares) | shares	124,188
Weighted Average Exercise Price (CAD$ per share)	$ 18.38
$17.02 - $18.53 [member] | Bottom of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options	17.02
$17.02 - $18.53 [member] | Top of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options	$ 18.53
$18.54 - $24.90 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number Outstanding at Year End (shares) | shares	371,888
Weighted Average Remaining Contractual Life (months) | month	36.44
Weighted Average Exercise Price (CAD$ per share)	$ 23.19
Number Exercisable at Year End (shares) | shares	257,093
Weighted Average Exercise Price (CAD$ per share)	$ 24.79
$18.54 - $24.90 [member] | Bottom of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options	18.54
$18.54 - $24.90 [member] | Top of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options	$ 24.90